Trade Receivables - Schedule of Balance of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables [Abstract]
Open accounts	$ 3,291	$ 1,994
Provision for expected credit losses	(60)
Trade receivables, net	$ 3,231	$ 1,994